Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	DaVita Inc
Document Type	11-K
Amendment Flag	false
Entity Central Index Key	0000927066
EBP 001
Document Information [Line Items]
Document Title	DaVita Retirement Savings Plan
Document Effective Date	Dec. 31, 2025